UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523


Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL              July 5, 2011
   -----------------------            --------------             ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           63
                                         -----------

Form 13F Information Table Value Total:  $   168,248
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                  TITLE OF                         SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
         NAME OF ISSUER            CLASS     CUSIP      VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- -------- -------- --------
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total ETF      18383Q507     216,748       9,970 SH       SOLE                                     9,970
DOW CHEMICAL Total                C        260543103       1,008          28 SH       SOLE                                        28
DWS MON MKT PRIME SERIES- DWS
  MON MKT FUND Total              MM       23339A101     276,665     276,665 SH       SOLE                                   276,665
EGA EMERGING GLOBAL SHS TR
  EMERGING GLOBAL SHS INDXX
  CHINA INFRASTRUCTURE Total      ETF      268461837      18,731         860 SH       SOLE                                       860
FEDERATED PRIME CASH SERIES FUND
  Total                           MM       147551105   1,349,599   1,349,599 SH       SOLE                                 1,349,599
FEDERATED US TREASURY CASH
  RESERVES FUND INSTITUTIONAL
  CLASS Total                     MM       60934N682     276,528     276,528 SH       SOLE                                   276,528
FIDELITY CASH RESERVE FUND
  RETAIL CLASS Total              MM       316067107     276,493     276,493 SH       SOLE                                   276,493
GLOBAL INDUSTRIES LTD Total       C        379336100         241          44 SH       SOLE                                        44
ISHARES COMEX GOLD TR ISHARES
  Total                           ETF      464285105     859,324      58,697 SH       SOLE                                    58,697
ISHARES IBOXX INVESTOP
  INVESTMENT GRADE CORP BD FD
  Total                           ETF      464287242   6,910,107      62,745 SH       SOLE                                    62,745
ISHARES MSCI ACWI EX US INDEX FD
  ETF Total                       ETF      464288240     119,131       2,645 SH       SOLE                                     2,645
ISHARES MSCI EAFE INDEX FUND EFA
  Total                           ETF      464287465   4,322,262      71,870 SH       SOLE                                    71,870
ISHARES MSCI PACIFIC EX-JAPAN
  INDEX FUND Total                ETF      464286665     164,255       3,450 SH       SOLE                                     3,450
ISHARES RUSSELL 1000 INDEX FUND
  Total                           ETF      464287622      31,551         427 SH       SOLE                                       427
ISHARES RUSSELL 2000 INDEX FUND
  Total                           ETF      464287655   4,705,110      56,825 SH       SOLE                                    56,825
ISHARES RUSSELL 2000 VALUE INDEX
  FUND Total                      ETF      464287630  12,124,542     165,162 SH       SOLE                                   165,162
ISHARES RUSSELL MIDCAP INDEX
  FUND Total                      ETF      464287499       2,952          27 SH       SOLE                                        27
ISHARES S&P 500 INDEX FD Total    ETF      464287200  31,176,832     235,439 SH       SOLE                                   235,439
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                ETF      464287341   1,258,429      30,142 SH       SOLE                                    30,142
ISHARES S&P GLOBAL TECHNOLOGY
  SECTOR INDEX FUND Total         ETF      464287291      10,745         176 SH       SOLE                                       176
ISHARES S&P GROWTH INDEX FD Total ETF      464287309     294,873       4,244 SH       SOLE                                     4,244
ISHARES S&P MIDCAP 400 GROWTH
  INDEX FD Total                  ETF      464287606       3,994          36 SH       SOLE                                        36
ISHARES S&P NATIONAL Total        ETF      464288414       6,728          65 SH       SOLE                                        65
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD Total                  ETF      464287887       3,859          48 SH       SOLE                                        48
ISHARES S&P VALUE INDEX FD Total  ETF      464287408   4,307,016      69,468 SH       SOLE                                    69,468
ISHARES SILVER TRUST Total        ETF      46428Q109     151,062       4,464 SH       SOLE                                     4,464
ISHARES TR BARCLAYS 1-3 YR CR BD
  FD Total                        ETF      464288646     183,977       1,753 SH       SOLE                                     1,753
ISHARES TR BARCLAYS 1-3 YR TREAS
  INDEX FD Total                  ETF      464287457   3,553,414      42,152 SH       SOLE                                    42,152
ISHARES TR BARCLAYS 20+ TREAS BD
  FD Total                        ETF      464287432   1,125,718      11,963 SH       SOLE                                    11,963
ISHARES TR BARCLAYS 7-10 YR TRES
  INDEX FD Total                  ETF      464287440   1,296,027      13,520 SH       SOLE                                    13,520
ISHARES TR BARCLAYS INTERMED CR
  BD FD Total                     ETF      464288638   9,559,541      89,676 SH       SOLE                                    89,676
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total         ETF      464287176   9,968,221      90,096 SH       SOLE                                    90,096
ISHARES TR BARCLAYS US AGGREGATE
  BD FD Total                     ETF      464287226  29,652,980     277,988 SH       SOLE                                   277,988
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total           ETF      464287564     889,480      12,267 SH       SOLE                                    12,267
ISHARES TR DOW JONES SELECT DIV
  INDEX FD Total                  ETF      464287168     118,065       2,231 SH       SOLE                                     2,231
ISHARES TR FTSE CHINA 25 INDEX
  FD Total                        ETF      464287184      63,137       1,470 SH       SOLE                                     1,470
ISHARES TR S&P LATIN AMER 40
  INDEX FUND Total                ETF      464287390      83,779       1,623 SH       SOLE                                     1,623
ISHARES TR SP US PFD Total        ETF      464288687   2,390,943      60,286 SH       SOLE                                    60,286
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total        ETF      464288489     134,192       4,275 SH       SOLE                                     4,275
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                ETF      464288877  10,726,044     204,891 SH       SOLE                                   204,891
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND
  Total                           ETF      464288695      20,256         276 SH       SOLE                                       276
J & J SNACK FOODS CORP Total      C        466032109         947          19 SH       SOLE                                        19
KNIGHT CAP GROUP INC COM Total    C        499005106         860          78 SH       SOLE                                        78
MATTHEWS INTERNATIONAL
  CORPORATION - CLASS A COMMON
  STOCK Total                     C        577128101       2,129          53 SH       SOLE                                        53
MONTPELIER RE HOLDINGS LTD SHS
  ISIN #BMG621851069 Total        C        G62185106         954          53 SH       SOLE                                        53
MOTOROLA INC COM NEW Total        C        620076307         921          20 SH       SOLE                                        20
MOTOROLA MOBILITY HLDGS INC Total C        620097105         397          18 SH       SOLE                                        18
NIKE INC CLASS B Total            C        654106103       1,350          15 SH       SOLE                                        15
PLANTRONICS INC Total             C        727493108       2,301          63 SH       SOLE                                        63
RADIANT SYSTEMS INC Total         C        75025N102       1,588          76 SH       SOLE                                        76
SELECT SECTOR SPDR FD HEALTH
  CARE Total                      ETF      81369Y209     314,583       8,854 SH       SOLE                                     8,854
SPDR INDEX SHS FDS S&P EMERGING
  ASIA PAC ETF Total              ETF      78463X301      51,509         609 SH       SOLE                                       609
SPDR LEHMAN INT'L TREASURY BOND
  ETF Total                       ETF      78464A516   9,790,607     158,501 SH       SOLE                                   158,501
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF
  Total                           ETF      78464A490      96,224       1,554 SH       SOLE                                     1,554
ST SPDR SP BRIC 40 Total          ETF      78463X798     209,198       7,517 SH       SOLE                                     7,517
VANGUARD DIVIDEND APPRECIATION
  VIPERS Total                    ETF      921908844  15,129,002     270,209 SH       SOLE                                   270,209
VANGUARD INTERMEDIATE TERM CORP
  BOND INDEX FD ETF Total         ETF      92206C870     287,542       3,585 SH       SOLE                                     3,585
VANGUARD INTL EQUITY FDS FTSE
  ALL WORLD EX USA SMALL CAP
  INDEX FD ETF SHS Total          ETF      922042718       3,493          34 SH       SOLE                                        34
VANGUARD INTL EQUITY INDEX FDS
  MSCI EMERGING MKTS ETF Total    ETF      922042858     355,655       7,315 SH       SOLE                                     7,315
VANGUARD LARGE-CAP VIPERS Total   ETF      922908637   1,376,726      22,722 SH       SOLE                                    22,722
VISA INC COM CL A Total           C        92826C839       7,162          85 SH       SOLE                                        85
WELLS FARGO & CO NEW COM Total    C        949746101      95,516       3,404 SH       SOLE                                     3,404
WISDOMETREE TR HIGH YIELDING
  EQUITY FD Total                 ETF      97717W208   1,884,932      45,431 SH       SOLE                                    45,431